Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (46,922)	$ 144,522	$ 141,076
Add (deduct) adjustments to reconcile net income to cash flows from operating activities
Depreciation, amortization and accretion	605,997	803,781	608,633
Bad debts expense	101,282	98,864	67,372
Stock-based compensation expense	22,383	15,844	21,466
Deferred income taxes, net	57,604	(75,348)	49,244
Equity in earnings of unconsolidated entities	(129,764)	(131,949)	(90,364)
Distributions from unconsolidated entities	112,336	125,660	84,417
(Gain) loss on asset disposals, net	21,469	30,606	18,088
(Gain) loss on sale of business and other exit costs, net	(32,830)	(246,767)	21,022
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
(Gain) loss on investments		(18,556)	3,718
Noncash interest expense	1,155	1,059	(1,822)
Other operating activities	26	646	546
Changes in assets and liabilities from operations
Accounts receivable	12,547	(291,168)	(64,816)
Equipment installment plans receivable	(188,829)	(591)
Inventory	(28,878)	(82,422)	(28,786)
Accounts payable - trade	(95,587)	85,199	(4,977)
Accounts payable - affiliate	(2,590)	147	(1,458)
Customer deposits and deferred revenues	33,524	66,344	30,353
Accrued taxes	(99,483)	30,037	73,064
Accrued interest	1,307	273	167
Other assets and liabilities	(59,412)	(9,805)	(27,652)
Cash flows from operating activities	172,342	290,897	899,291
Cash flows from investing activities
Cash used for additions to property, plant and equipment	(605,083)	(717,862)	(826,400)
Cash paid for aquisitions and licenses	(38,150)	(16,540)	(122,690)
Cash received from divestitures	179,842	811,120	49,932
Cash paid for investments			(120,000)
Cash received for investments	50,000	100,000	125,000
Federal Communications Commission deposit	(60,000)
Other investing activities	2,619	(3,969)	(2,453)
Cash flows from investing activities	(470,772)	172,749	(896,611)
Cash flows from financing activities
Issuance of long-term debt	275,000
Repayment of borrowing under revolving credit facility	(150,000)
Borrowing under revolving credit facility	150,000
Common shares reissued for benefit plans, net of tax payments	830	5,784	(2,205)
Common shares repurchased	(18,943)	(18,544)	(20,045)
Payment of debt issuance costs	(9,644)	(23)	(514)
Acquisition of licenses in common control transaction	(76,298)
Dividends paid		(482,270)
Distributions to noncontrolling interests	(3,056)	(3,766)	(22,970)
Payments to acquire additional interest in subsidiaries		(1,005)	(3,167)
Other financing activities	(11)	(115)	424
Cash flows from financing activities	167,878	(499,939)	(48,477)
Net decrease in cash and cash equivalents	(130,552)	(36,293)	(45,797)
Cash and cash equivalents
Beginning of period	342,065	378,358	424,155
End of period	$ 211,513	$ 342,065	$ 378,358